Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net Income (Loss)	¥ 475,445	$ 65,135	¥ 1,009,494	¥ 976,571
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	112,131	15,362	76,990	137,555
Comprehensive income	599,135	82,081	1,078,005	1,109,144
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net Income (Loss)	475,445	65,135	1,009,494	976,571
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	111,932	15,335	77,162	137,468
Comprehensive income	¥ 587,377	$ 80,470	¥ 1,086,656	¥ 1,114,039